                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21261
                                  ---------------------------------------------

                                 Rydex ETF Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                Carl Verboncoeur
                                 Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:      1-301-296-5100
                                                   ----------------------------

Date of fiscal year end: October 31, 2005
                        --------------------------
Date of reporting period: April 30, 2005
                         -------------------------

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[GRAPHIC]

APRIL 30, 2005

RYDEX ETF TRUST
SEMI-ANNUAL REPORT

RYDEX S&P EQUAL WEIGHT ETF

[RYDEX INVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS

LETTER FROM THE CEO                                                             2

FEES & EXPENSES                                                                 4

PORTFOLIO SUMMARY                                                               5

SCHEDULE OF INVESTMENTS                                                         6

STATEMENT OF ASSETS AND LIABILITIES                                            16

FINANCIAL HIGHLIGHTS                                                           19

NOTES TO FINANCIAL STATEMENTS                                                  20

SUPPLEMENTAL INFORMATION                                                       24

DEAR SHAREHOLDERS:

The period November 1, 2004 through April 30, 2005 was a difficult one for investors in almost all asset classes. Markets were - for the most part - range-bound as end of the year gains in November and December were offset by losses during the first four months of 2005. Following the election, there were some powerful positives as consumer sentiment and spending remained strong while interest rates and inflation remained low and equity valuations were in line with historical averages. This was offset during the period by concerns driven by widening deficits, record energy prices, inflation worries, slowing earnings growth, rising interest rates and the specter of continuing geopolitical dangers such as weapons proliferation and terrorism.

Investment returns during this 6-month period reflected this tug-of-war. The S&P Equal Weight Index rose 3.98% just outperforming the cap-weighted S&P 500(R) Index, which rose 3.28%. Comparatively, Rydex S&P Equal Weight ETF (RSP) finished the six-month period up 3.81%. The small cap Russell 2000 Index returned -0.15%, trailing the large-cap and equal-weight S&P 500 by more than 3.40%.

The challenge for stock investors was a distinct lack of market direction. Markets look forward and, although the earnings environment can be described as positive, it can also be described as slowing. S&P earnings for 2004 were up 20%, but by the first quarter, the year-over-year pace had slowed to 7.5%. Valuations did not represent a headwind, but higher energy prices certainly did. As oil prices rose to a record $57/barrel, stocks pulled back.

The upcoming period could be more of the same. A substantial re-acceleration in corporate earnings growth, a precipitous decline in interest rates and/or energy prices and a rapid improvement in the federal budget and trade deficits could bring upside potential. Downside risks include a freefall in the exchange value of the U.S. dollar and a dramatic spike in inflation and interest rates (though this seems remote). Going forward, economic growth remains sound, inflation is tame and interest rates are at historical lows. The remainder of the year will undoubtedly be a challenge, but, as always, opportunities will exist for savvy investors.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur
Chief Executive Officer
Rydex Investments

TOP TEN HOLDINGS AS OF APRIL 30, 2005

            STOCK                    %
------------------------------------------
SUNGARD DATA SYSTEMS, INC.        0.28
CIENA CORP.                       0.26
CORNING, INC.                     0.26
ALLEGHENY ENERGY, INC.            0.24
SAFEWAY, INC.                     0.24
SCHERING-PLOUGH CORP.             0.24
WYETH                             0.24
FISERV, INC.                      0.24
HCA, INC.                         0.24
TENET HEALTHCARE CORP.            0.23

[CHART]

SECTOR ALLOCATION AS OF APRIL 30, 2005

Consumer Discretionary            17.3%
Financials                        16.8%
Information Technology            15.7%
Health Care                       11.7%
Industrials                       10.5%
Consumer Staples                   7.4%
Utilities                          6.8%
Materials                          6.1%
Energy                             5.6%
Telecommunication Services         2.1%

FEES AND EXPENSES (UNAUDITED)

As a shareholder of the Rydex ETF Trust, you incur advisory fees and distribution fees. All other Trust expenses are paid by the advisor. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these cost with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended April 30, 2005.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                  BEGINNING       ENDING        ANNUALIZED
                                    ACCOUNT      ACCOUNT     EXPENSE RATIO        EXPENSES PAID
                                      VALUE        VALUE      BASED ON THE           DURING THE
                                   11/01/04     04/30/05  SIX-MONTH PERIOD    SIX-MONTH PERIOD*
                                -----------  -----------  ----------------    -----------------
RYDEX S&P EQUAL WEIGHT ETF
  Actual                        $  1,000.00  $  1,038.06              0.40%   $            2.02
  Hypothetical
   (5% return before expenses)  $  1,000.00  $  1,022.82              0.40%   $            2.00

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO, WHICH REPRESENTS THE ONGOING EXPENSES AS A PERCENTAGE OF NET ASSETS FOR THE SIX-MONTHS ENDED 04/30/05. EXPENSES ARE CALCULATED BY MULTIPLYING THE ANNUALIZED EXPENSE RATIO BY THE AVERAGE ACCOUNT VALUE FOR THE PERIOD; THEN MULTIPLYING THE RESULT BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR; AND THEN DIVIDING THE RESULT BY THE NUMBER OF DAYS IN THE CALENDAR YEAR.

RYDEX S&P EQUAL WEIGHT ETF
PORTFOLIO SUMMARY                                     April 30, 2005 (Unaudited)

      INCEPTION DATE

      4/24/03

      PORTFOLIO STATISTICS

      Net Assets ($million): $708.0

      SECTOR BREAKDOWN

0.6%  Advertising and Marketing Services
1.9%  Aerospace and Defense
0.2%  Agricultural
0.4%  Airlines
1.1%  Aluminum, Steel and Other Metals
1.9%  Automotive
5.6%  Banking and Finance
4.0%  Beverages, Food and Tobacco
0.8%  Biosciences
1.4%  Building and Building Products
0.8%  Business Equipment and Services
2.1%  Chemicals
1.8%  Communications, Media and Entertainment
2.0%  Computer Services
1.1%  Computers - Micro
3.4%  Computers - Software and Peripherals
0.4%  Conglomerates
1.5%  Consumer Goods and Services
0.8%  Containers and Packaging
0.8%  Data Processing Systems
0.2%  Education
5.4%  Electronic Equipment and Components
6.0%  Financial Services
0.7%  Forest and Paper Products
0.2%  Health and Medical Facilities
6.2%  Health Care Products and Services
0.6%  Homebuilders
0.8%  Hotels and Gaming
2.2%  Household and Personal Care Products
0.2%  Human Resources
4.6%  Insurance
1.1%  Machinery and Engineering
2.5%  Manufacturing
0.2%  Mining
0.7%  Networking Products
6.2%  Oil and Gas
3.2%  Pharmaceuticals
1.0%  Publishing
1.5%  Real Estate Investment Trusts
0.2%  Resorts and Entertainment
1.7%  Retail - Apparel and Shoes
1.0%  Retail - Department Stores
1.5%  Retail - Discount Stores
0.7%  Retail - Food Stores
0.8%  Retail - Restaurants
2.4%  Retail - Specialty Stores
0.6%  Retail and Wholesale Distribution
0.2%  Semiconductors & Semiconductor Equipment
4.5%  Telecommunications
0.4%  Tire and Rubber
0.2%  Tobacco
1.2%  Tools and Instruments
1.3%  Transportation
0.4%  Travel Services
6.2%  Utilities - Gas and Electric
0.4%  Waste Management

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS                               April 30, 2005 (Unaudited)

                                                                                                       MARKET
                                                                                      SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
   COMMON STOCKS--99.8%
   ADVERTISING AND MARKETING SERVICES 0.6%
   Monster Worldwide, Inc.*                                                           51,510   $    1,185,245
   Omnicom Group, Inc.                                                                16,662        1,381,280
   The Interpublic Group of Cos., Inc.*                                              124,696        1,603,590
                                                                                               --------------
TOTAL ADVERTISING AND MARKETING SERVICES                                                            4,170,115
                                                                                               --------------
   AEROSPACE AND DEFENSE 1.9%
   General Dynamics Corp.                                                             13,821        1,451,896
   Goodrich Corp.                                                                     38,713        1,560,134
   L-3 Communications Holdings, Inc.                                                  19,539        1,386,683
   Lockheed Martin Corp.                                                              24,220        1,476,209
   Northrop Grumman Corp.                                                             27,994        1,535,191
   Raytheon Co.                                                                       38,078        1,432,114
   Rockwell Collins, Inc.                                                             31,308        1,436,411
   The Boeing Co.                                                                     25,656        1,527,045
   United Technologies Corp.                                                          14,135        1,437,812
                                                                                               --------------
TOTAL AEROSPACE AND DEFENSE                                                                        13,243,495
                                                                                               --------------
   AGRICULTURAL 0.2%
   Monsanto Co.                                                                       24,287        1,423,704
                                                                                               --------------
TOTAL AGRICULTURAL                                                                                  1,423,704
                                                                                               --------------
   AIRLINES 0.4%
   Delta Air Lines, Inc.*                                                            357,668        1,176,728
   Southwest Airlines Co.                                                            101,135        1,504,889
                                                                                               --------------
TOTAL AIRLINES                                                                                      2,681,617
                                                                                               --------------
   ALUMINUM, STEEL AND OTHER METALS 1.1%
   Alcoa, Inc.                                                                        46,289        1,343,307
   Allegheny Technologies, Inc.                                                       64,916        1,454,117
   Freeport-McMoRan Copper & Gold, Inc., Class B                                      35,600        1,233,896
   Nucor Corp.                                                                        23,785        1,215,414
   Phelps Dodge Corp.                                                                 13,702        1,176,317
   United States Steel Corp.                                                          26,279        1,123,690
                                                                                               --------------
TOTAL ALUMINUM, STEEL AND OTHER METALS                                                              7,546,741
                                                                                               --------------
   AUTOMOTIVE 1.9%
   AutoNation, Inc.*                                                                  79,265   $    1,448,173
   AutoZone, Inc.*                                                                    16,947        1,406,601
   Dana Corp.                                                                        106,649        1,217,932
   Delphi Corp.                                                                      334,803        1,104,850
   Ford Motor Co.                                                                    128,748        1,172,894
   General Motors Corp.                                                               51,236        1,366,976
   Harley-Davidson, Inc.                                                              24,216        1,138,636
   Johnson Controls, Inc.                                                             25,836        1,417,621
   Navistar International Corp.*                                                      36,844        1,088,003
   PACCAR, Inc.                                                                       19,927        1,353,043
   Visteon Corp.*                                                                    246,049          861,172
                                                                                               --------------
TOTAL AUTOMOTIVE                                                                                   13,575,901
                                                                                               --------------
   BANKING AND FINANCE 5.6%
   AmSouth Bancorp.                                                                   58,168        1,530,983
   Bank of America Corp.                                                              32,630        1,469,655
   BB&T Corp.                                                                         37,834        1,483,471
   Comerica, Inc.                                                                     26,000        1,488,760
   Compass Bancshares, Inc.                                                           32,075        1,379,867
   Fifth Third Bancorp.                                                               34,612        1,505,622
   First Horizon National Corp.                                                       35,714        1,483,202
   Golden West Financial Corp.                                                        24,528        1,528,830
   Huntington Bancshares, Inc.                                                        63,344        1,489,217
   J.P. Morgan Chase & Co.                                                            40,724        1,445,295
   KeyCorp                                                                            45,262        1,500,888
   M&T Bank Corp.                                                                     14,654        1,515,956
   Marshall & Ilsley Corp.                                                            35,439        1,511,119
   Mellon Financial Corp.                                                             49,966        1,383,559
   National City Corp.                                                                43,118        1,464,287
   North Fork Bancorp., Inc.                                                          51,293        1,443,898
   Northern Trust Corp.                                                               33,976        1,529,939
   Regions Financial Corp.                                                            44,612        1,494,056
   Sovereign Bancorp, Inc.                                                            64,860        1,334,170
   State Street Corp.                                                                 32,529        1,503,816
   SunTrust Banks, Inc.                                                               20,254        1,475,099
   The Bank of New York Co., Inc.                                                     48,252        1,348,161

                       See Notes to Financial Statements.

                                                                                                       MARKET
                                                                                      SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   U.S. Bancorp                                                                       50,069   $    1,396,925
   Wachovia Corp.                                                                     28,679        1,467,791
   Washington Mutual, Inc.                                                            35,592        1,470,661
   Wells Fargo & Co.                                                                  24,697        1,480,338
   Zions Bancorp.                                                                     21,102        1,477,773
                                                                                               --------------
TOTAL BANKING AND FINANCE                                                                          39,603,338
                                                                                               --------------
   BEVERAGES, FOOD AND TOBACCO 4.0%
   Altria Group, Inc.                                                                 22,658        1,472,543
   Anheuser-Busch Cos., Inc.                                                          30,807        1,443,924
   Archer-Daniels-Midland Co.                                                         60,470        1,087,855
   Brown-Forman Corp., Class B                                                        27,604        1,532,022
   Campbell Soup Co.                                                                  51,634        1,535,595
   Coca-Cola Enterprises, Inc.                                                        69,861        1,418,178
   ConAgra Foods, Inc.                                                                54,110        1,447,443
   General Mills, Inc.                                                                28,460        1,405,924
   H.J. Heinz Co.                                                                     40,033        1,475,216
   Hershey Foods Corp.                                                                23,738        1,516,858
   Kellogg Co.                                                                        34,253        1,539,672
   McCormick & Co., Inc.                                                              39,901        1,380,176
   McDonald's Corp.                                                                   45,969        1,347,351
   Molson Coors Brewing Co., Class B                                                  19,321        1,193,072
   PepsiCo, Inc.                                                                      27,869        1,550,632
   SUPER VALU, INC.                                                                   45,150        1,424,934
   The Coca-Cola Co.                                                                  35,372        1,536,560
   The Pepsi Bottling Group, Inc.                                                     52,712        1,511,253
   UST, Inc.                                                                          27,129        1,242,508
   Wm. Wrigley Jr. Co.                                                                22,382        1,547,268
                                                                                               --------------
TOTAL BEVERAGES, FOOD AND TOBACCO                                                                  28,608,984
                                                                                               --------------
   BIOSCIENCES 0.8%
   Amgen, Inc.*                                                                       24,916        1,450,360
   Biogen Idec, Inc.*                                                                 38,329        1,389,043
   Chiron Corp.*                                                                      40,984        1,399,604
   Gilead Sciences, Inc.*                                                             41,427        1,536,942
                                                                                               --------------
TOTAL BIOSCIENCES                                                                                   5,775,949
                                                                                               --------------
   BUILDING AND BUILDING PRODUCTS 1.4%
   Ecolab, Inc.                                                                       45,287   $    1,481,338
   Georgia-Pacific Group                                                              39,871        1,366,379
   Louisiana-Pacific Corp.                                                            54,513        1,341,020
   Masco Corp.                                                                        43,656        1,374,727
   The Home Depot, Inc.                                                               37,716        1,334,015
   The Sherwin-Williams Co.                                                           32,812        1,462,431
   Vulcan Materials Co.                                                               26,150        1,386,996
                                                                                               --------------
TOTAL BUILDING AND BUILDING PRODUCTS                                                                9,746,906
                                                                                               --------------
   BUSINESS EQUIPMENT AND SERVICES 0.8%
   Convergys Corp.*                                                                   98,883        1,281,524
   Lexmark International, Inc.*                                                       18,490        1,284,131
   Pitney Bowes, Inc.                                                                 32,779        1,465,876
   Xerox Corp.*                                                                       99,553        1,319,077
                                                                                               --------------
TOTAL BUSINESS EQUIPMENT AND SERVICES                                                               5,350,608
                                                                                               --------------
   CHEMICALS 2.1%
   Air Products and Chemicals, Inc.                                                   23,176        1,361,126
   Ashland, Inc.                                                                      21,827        1,467,648
   duPont (E.I.) de Nemours & Co.                                                     28,124        1,324,922
   Eastman Chemical Co.                                                               24,053        1,298,862
   Great Lakes Chemical Corp.                                                         44,436        1,379,293
   Hercules, Inc.*                                                                   103,931        1,375,007
   PPG Industries, Inc.                                                               20,446        1,381,127
   Praxair, Inc.                                                                      30,614        1,433,654
   Rohm and Haas Co.                                                                  30,295        1,322,680
   Sigma-Aldrich Corp.                                                                23,457        1,370,593
   The Dow Chemical Co.                                                               27,937        1,283,146
                                                                                               --------------
TOTAL CHEMICALS                                                                                    14,998,058
                                                                                               --------------
   COMMUNICATIONS, MEDIA AND ENTERTAINMENT 1.8%
   Clear Channel Communications, Inc.                                                 43,398        1,386,132
   Comcast Corp., Class A*                                                            43,247        1,388,661
   Gannett Co., Inc.                                                                  18,434        1,419,418

                       See Notes to Financial Statements.

                                                                                                       MARKET
                                                                                      SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   Meredith Corp.                                                                     31,136   $    1,463,392
   News Corp., Class A                                                                81,471        1,244,877
   The McGraw-Hill Cos., Inc.                                                         16,534        1,439,781
   Time Warner, Inc.*                                                                 78,418        1,318,207
   Univision Communications, Inc.*                                                    52,375        1,376,939
   Viacom, Inc., Class B                                                              39,970        1,383,761
                                                                                               --------------
TOTAL COMMUNICATIONS, MEDIA AND ENTERTAINMENT                                                      12,421,168
                                                                                               --------------
   COMPUTER SERVICES 2.0%
   Affiliated Computer Services, Inc., Class A*                                       29,183        1,391,154
   Computer Sciences Corp.*                                                           32,615        1,418,100
   Compuware Corp.*                                                                  207,125        1,232,394
   eBay, Inc.*                                                                        41,888        1,329,106
   Electronic Data Systems Corp.                                                      71,292        1,379,500
   Intuit, Inc.*                                                                      33,764        1,360,689
   Network Appliance, Inc.*                                                           52,375        1,394,746
   SunGard Data Systems, Inc.*                                                        58,775        1,963,085
   Unisys Corp.*                                                                     214,391        1,391,398
   Yahoo!, Inc.*                                                                      47,137        1,626,698
                                                                                               --------------
TOTAL COMPUTER SERVICES                                                                            14,486,870
                                                                                               --------------
   COMPUTERS - MICRO 1.1%
   Apple Computer, Inc.*                                                              34,138        1,231,016
   Dell, Inc.*                                                                        38,088        1,326,605
   Gateway, Inc.*                                                                    354,212        1,207,863
   Hewlett-Packard Co.                                                                72,956        1,493,409
   International Business Machines Corp. (IBM)                                        16,425        1,254,542
   Sun Microsystems, Inc.*                                                           345,858        1,255,465
                                                                                               --------------
TOTAL COMPUTERS - MICRO                                                                             7,768,900
                                                                                               --------------
   COMPUTERS - SOFTWARE AND PERIPHERALS 3.4%
   Adobe Systems, Inc.                                                                21,548   $    1,281,460
   Autodesk, Inc.*                                                                    49,406        1,572,592
   BMC Software, Inc.*                                                                94,428        1,529,734
   Cisco Systems, Inc.*                                                               82,385        1,423,613
   Citrix Systems, Inc.*                                                              63,153        1,420,943
   Computer Associates International, Inc.                                            52,957        1,424,543
   Electronic Arts, Inc.*                                                             21,975        1,173,245
   EMC Corp.*                                                                        117,974        1,547,819
   Mercury Interactive Corp.*                                                         32,310        1,335,372
   Microsoft Corp.                                                                    60,324        1,526,197
   NCR Corp.*                                                                         37,362        1,232,946
   NVIDIA Corp.*                                                                      60,671        1,331,122
   Parametric Technology Corp.*                                                      279,322        1,485,993
   Siebel Systems, Inc.*                                                             164,584        1,481,256
   Symantec Corp.*                                                                    71,084        1,334,958
   VERITAS Software Corp.*                                                            65,204        1,342,550
   Xilinx, Inc.                                                                       50,221        1,352,954
                                                                                               --------------
TOTAL COMPUTERS - SOFTWARE AND PERIPHERALS                                                         23,797,297
                                                                                               --------------
   CONGLOMERATES 0.4%
   General Electric Co.                                                               40,869        1,479,458
   Textron, Inc.                                                                      19,444        1,465,105
                                                                                               --------------
TOTAL CONGLOMERATES                                                                                 2,944,563
                                                                                               --------------
   CONSUMER GOODS AND SERVICES 1.5%
   Avery Dennison Corp.                                                               23,559        1,233,314
   Brunswick Corp.                                                                    31,569        1,325,898
   Cendant Corp.                                                                      69,861        1,390,933
   Eastman Kodak Co.                                                                  45,302        1,132,550
   Fortune Brands, Inc.                                                               17,726        1,499,264
   Hasbro, Inc.                                                                       71,465        1,352,118
   Mattel, Inc.                                                                       72,417        1,307,127
   Sara Lee Corp.                                                                     68,847        1,472,637
                                                                                               --------------
TOTAL CONSUMER GOODS AND SERVICES                                                                  10,713,841
                                                                                               --------------

                       See Notes to Financial Statements.

                                                                                                       MARKET
                                                                                      SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   CONTAINERS AND PACKAGING 0.8%
   Ball Corp.                                                                         32,143   $    1,269,649
   Bemis Co., Inc.                                                                    47,196        1,300,722
   Pactiv Corp.*                                                                      63,812        1,368,129
   Sealed Air Corp.*                                                                  28,385        1,374,969
                                                                                               --------------
TOTAL CONTAINERS AND PACKAGING                                                                      5,313,469
                                                                                               --------------
   DATA PROCESSING SYSTEMS 0.8%
   Automatic Data Processing, Inc.                                                    32,748        1,422,573
   First Data Corp.                                                                   36,073        1,371,856
   Fiserv, Inc.*                                                                      39,507        1,671,147
   Paychex, Inc.                                                                      47,062        1,440,097
                                                                                               --------------
TOTAL DATA PROCESSING SYSTEMS                                                                       5,905,673
                                                                                               --------------
   EDUCATION 0.2%
   Apollo Group, Inc., Class A*                                                       19,659        1,417,807
                                                                                               --------------
TOTAL EDUCATION                                                                                     1,417,807
                                                                                               --------------
   ELECTRONIC EQUIPMENT AND COMPONENTS 5.4%
   Advanced Micro Devices, Inc.*                                                      91,195        1,297,705
   Agilent Technologies, Inc.*                                                        65,614        1,361,491
   Altera Corp.*                                                                      75,983        1,575,127
   American Power Conversion Corp.                                                    60,825        1,475,614
   Analog Devices, Inc.                                                               40,929        1,396,088
   Applied Materials, Inc.                                                            91,710        1,363,728
   Applied Micro Circuits Corp.*                                                     454,007        1,212,199
   Cooper Industries Ltd., Class A                                                    20,651        1,314,643
   Emerson Electric Co.                                                               22,214        1,392,151
   Intel Corp.                                                                        62,667        1,473,927
   International Game Technology                                                      54,173        1,456,712
   Jabil Circuit, Inc.*                                                               53,169        1,467,464
   KLA-Tencor Corp.                                                                   32,529        1,269,282
   Linear Technology Corp.                                                            38,030        1,359,192
   LSI Logic Corp.*                                                                  243,189   $    1,303,493
   Maxim Integrated Products, Inc.                                                    35,093        1,312,478
   Micron Technology, Inc.*                                                          142,512        1,383,792
   Molex, Inc.                                                                        56,705        1,440,874
   National Semiconductor Corp.                                                       71,919        1,372,215
   Novellus Systems, Inc.*                                                            54,534        1,277,732
   PMC - Sierra, Inc.*                                                               162,577        1,310,371
   QLogic Corp.*                                                                      36,976        1,229,082
   Rockwell Automation, Inc.                                                          24,624        1,138,368
   Sanmina-SCI Corp.*                                                                268,088        1,075,033
   Solectron Corp.*                                                                  326,603        1,077,790
   Symbol Technologies, Inc.                                                          97,960        1,309,725
   Tektronix, Inc.                                                                    57,465        1,244,692
   Teradyne, Inc.*                                                                   101,765        1,121,450
   Texas Instruments, Inc.                                                            57,644        1,438,794
                                                                                               --------------
TOTAL ELECTRONIC EQUIPMENT AND COMPONENTS                                                          38,451,212
                                                                                               --------------
   FINANCIAL SERVICES 6.0%
   Ambac Financial Group, Inc.                                                        19,107        1,277,303
   American Express Co.                                                               27,988        1,474,968
   Capital One Financial Corp.                                                        19,135        1,356,480
   CIT Group, Inc.                                                                    38,009        1,531,003
   Citigroup, Inc.                                                                    31,300        1,469,848
   Countrywide Financial Corp.                                                        44,941        1,626,415
   E*Trade Financial Corp.*                                                          118,738        1,319,179
   Equifax, Inc.                                                                      47,907        1,612,071
   Fannie Mae                                                                         26,656        1,438,091
   Federated Investors, Inc., Class B                                                 50,688        1,442,074
   Franklin Resources, Inc.                                                           20,400        1,401,072
   Freddie Mac                                                                        22,735        1,398,657
   H&R Block, Inc.                                                                    29,245        1,456,693
   Janus Capital Group, Inc.                                                         103,931        1,350,064
   Lehman Brothers Holdings, Inc.                                                     15,242        1,397,996

                       See Notes to Financial Statements.

                                                                                                       MARKET
                                                                                      SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   Marsh & McLennan Cos., Inc.                                                        48,882   $    1,370,162
   MBIA, Inc.                                                                         25,506        1,336,004
   MBNA Corp.                                                                         59,372        1,172,597
   Merrill Lynch & Co., Inc.                                                          24,624        1,327,972
   MGIC Investment Corp.                                                              24,082        1,420,838
   Moody's Corp.                                                                      17,523        1,439,339
   Morgan Stanley                                                                     25,381        1,335,548
   PNC Financial Services Group                                                       28,039        1,492,516
   Providian Financial Corp.*                                                         81,968        1,366,407
   SLM Corp.                                                                          29,207        1,391,421
   Synovus Financial Corp.                                                            53,210        1,491,476
   T. Rowe Price Group, Inc.                                                          23,670        1,305,874
   The Bear Stearns Cos., Inc.                                                        14,371        1,360,359
   The Charles Schwab Corp.                                                          140,196        1,451,029
   The Goldman Sachs Group, Inc.                                                      13,333        1,423,831
                                                                                               --------------
TOTAL FINANCIAL SERVICES                                                                           42,237,287
                                                                                               --------------
   FOREST AND PAPER PRODUCTS 0.7%
   International Paper Co.                                                            37,670        1,291,704
   MeadWestvaco Corp.                                                                 44,898        1,322,246
   Temple-Inland, Inc.                                                                35,529        1,199,104
   Weyerhaeuser Co.                                                                   21,451        1,471,753
                                                                                               --------------
TOTAL FOREST AND PAPER PRODUCTS                                                                     5,284,807
                                                                                               --------------
   HEALTH AND MEDICAL FACILITIES 0.2%
   Quest Diagnostics, Inc.                                                            14,648        1,549,758
                                                                                               --------------
TOTAL HEALTH AND MEDICAL FACILITIES                                                                 1,549,758
                                                                                               --------------
   HEALTH CARE PRODUCTS AND SERVICES 6.2%
   Abbott Laboratories                                                                32,978        1,621,198
   Allergan, Inc.                                                                     20,449        1,439,405
   Applera Corp. - Applied Biosystems Group                                           71,465        1,515,058
   Bausch & Lomb, Inc.                                                                19,614   $    1,471,050
   Baxter International, Inc.                                                         43,268        1,605,243
   Becton, Dickinson & Co.                                                            24,793        1,450,886
   Biomet, Inc.                                                                       36,540        1,413,733
   Boston Scientific Corp.*                                                           49,096        1,452,260
   C. R. Bard, Inc.                                                                   21,620        1,538,695
   Cardinal Health, Inc.                                                              26,131        1,452,100
   Fisher Scientific International, Inc.*                                             24,732        1,468,586
   Genzyme Corp.*                                                                     25,372        1,487,053
   Guidant Corp.                                                                      19,692        1,458,783
   HCA, Inc.                                                                          29,873        1,668,108
   Health Management Associates, Inc., Class A                                        61,125        1,511,621
   Humana, Inc.*                                                                      45,928        1,591,405
   IMS Health, Inc.                                                                   60,099        1,441,174
   Johnson & Johnson                                                                  21,806        1,496,546
   Laboratory Corp. of America Holdings*                                              32,303        1,598,999
   Manor Care, Inc.                                                                   41,635        1,388,527
   McKesson Corp.                                                                     39,570        1,464,090
   Medtronic, Inc.                                                                    27,483        1,448,354
   St. Jude Medical, Inc.*                                                            39,826        1,554,409
   Stryker Corp.                                                                      30,870        1,498,739
   Tenet Healthcare Corp.*                                                           138,474        1,657,534
   UnitedHealth Group, Inc.                                                           16,073        1,519,059
   WellPoint, Inc.*                                                                   12,088        1,544,242
   Wyeth                                                                              37,599        1,689,699
   Zimmer Holdings, Inc.*                                                             18,002        1,465,723
                                                                                               --------------
TOTAL HEALTH CARE PRODUCTS AND SERVICES                                                            43,912,279
                                                                                               --------------
   HOMEBUILDERS 0.6%
   Centex Corp.                                                                       24,714        1,426,492
   KB HOME                                                                            25,604        1,459,429
   Pulte Homes, Inc.                                                                  20,341        1,453,364
                                                                                               --------------
TOTAL HOMEBUILDERS                                                                                  4,339,285
                                                                                               --------------

                       See Notes to Financial Statements.

                                                                                                       MARKET
                                                                                      SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   HOTELS AND GAMING 0.8%
   Harrah's Entertainment, Inc.                                                       22,269   $    1,461,291
   Hilton Hotels Corp.                                                                65,057        1,420,194
   Marriott International, Inc., Class A                                              22,478        1,410,495
   Starwood Hotels & Resorts Worldwide, Inc.                                          24,714        1,342,959
                                                                                               --------------
TOTAL HOTELS AND GAMING                                                                             5,634,939
                                                                                               --------------
   HOUSEHOLD AND PERSONAL CARE PRODUCTS 2.2%
   Alberto-Culver Co., Class B                                                        31,129        1,385,241
   Avon Products, Inc.                                                                36,289        1,454,463
   Colgate-Palmolive Co.                                                              28,124        1,400,294
   International Flavors & Fragrances, Inc.                                           36,651        1,389,073
   Kimberly-Clark Corp.                                                               22,597        1,411,183
   Leggett & Platt, Inc.                                                              50,374        1,358,083
   Maytag Corp.                                                                      108,866        1,054,912
   The Clorox Co.                                                                     23,766        1,504,387
   The Gillette Co.                                                                   28,781        1,486,251
   The Procter & Gamble Co.                                                           27,461        1,487,012
   Whirlpool Corp.                                                                    22,961        1,424,960
                                                                                               --------------
TOTAL HOUSEHOLD AND PERSONAL CARE PRODUCTS                                                         15,355,859
                                                                                               --------------
   HUMAN RESOURCES 0.2%
   Robert Half International, Inc.                                                    53,073        1,317,272
                                                                                               --------------
TOTAL HUMAN RESOURCES                                                                               1,317,272
                                                                                               --------------
   INSURANCE 4.6%
   ACE Ltd.                                                                           34,063        1,463,346
   Aetna, Inc.                                                                        19,842        1,455,808
   AFLAC, Inc.                                                                        38,456        1,563,237
   American International Group, Inc.                                                 24,536        1,247,656
   Aon Corp.                                                                          64,316        1,340,989
   CIGNA Corp.                                                                        17,029        1,566,328
   Cincinnati Financial Corp.                                                         35,075   $    1,411,418
   Jefferson-Pilot Corp.                                                              30,587        1,535,773
   Lincoln National Corp.                                                             31,612        1,421,592
   Loews Corp.                                                                        20,705        1,467,570
   MetLife, Inc.                                                                      37,173        1,446,030
   Principal Financial Group, Inc.                                                    37,640        1,470,971
   Prudential Financial, Inc.                                                         24,723        1,412,919
   SAFECO Corp.                                                                       30,296        1,595,691
   The Allstate Corp.                                                                 27,659        1,553,329
   The Chubb Corp.                                                                    18,807        1,538,036
   The Hartford Financial Services Group, Inc.                                        20,890        1,511,809
   The Progressive Corp.                                                              16,257        1,483,776
   The St. Paul Travelers Cos., Inc.                                                  39,678        1,420,472
   Torchmark Corp.                                                                    28,303        1,512,229
   UnumProvident Corp.                                                                82,663        1,382,125
   XL Capital Ltd., Class A                                                           20,125        1,414,788
                                                                                               --------------
TOTAL INSURANCE                                                                                    32,215,892
                                                                                               --------------
   MACHINERY AND ENGINEERING 1.1%
   Caterpillar, Inc.                                                                  15,214        1,339,593
   Cummins, Inc.                                                                      20,016        1,361,087
   Deere & Co.                                                                        21,451        1,341,546
   Eaton Corp.                                                                        21,563        1,265,748
   Fluor Corp.                                                                        25,409        1,310,088
   Ingersoll-Rand Co., Class A                                                        17,418        1,338,922
                                                                                               --------------
TOTAL MACHINERY AND ENGINEERING                                                                     7,956,984
                                                                                               --------------
   MANUFACTURING 2.5%
   3M Co.                                                                             17,022        1,301,672
   American Standard Cos., Inc.                                                       31,430        1,405,235
   Cintas Corp.                                                                       35,291        1,361,880
   Danaher Corp.                                                                      27,003        1,367,162
   Dover Corp.                                                                        37,594        1,366,918
   Honeywell International, Inc.                                                      38,166        1,364,816
   Illinois Tool Works, Inc.                                                          15,876        1,330,726
   ITT Industries, Inc.                                                               16,015        1,448,717

                       See Notes to Financial Statements.

                                                                                                       MARKET
                                                                                      SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   Newell Rubbermaid, Inc.                                                            69,997   $    1,521,036
   Pall Corp.                                                                         54,311        1,457,164
   Parker-Hannifin Corp.                                                              21,528        1,290,388
   Tyco International Ltd.                                                            42,320        1,325,039
   Waters Corp.*                                                                      31,352        1,242,480
                                                                                               --------------
TOTAL MANUFACTURING                                                                                17,783,233
                                                                                               --------------
   MINING 0.2%
   Newmont Mining Corp.                                                               32,763        1,244,011
                                                                                               --------------
TOTAL MINING                                                                                        1,244,011
                                                                                               --------------
   NETWORKING PRODUCTS 0.7%
   CIENA Corp.*                                                                      792,671        1,823,143
   Novell, Inc.*                                                                     269,072        1,590,216
   Oracle Corp.*                                                                     116,941        1,351,838
                                                                                               --------------
TOTAL NETWORKING PRODUCTS                                                                           4,765,197
                                                                                               --------------
   OIL AND GAS 6.2%
   Amerada Hess Corp.                                                                 15,357        1,438,183
   Anadarko Petroleum Corp.                                                           18,966        1,385,277
   Apache Corp.                                                                       23,229        1,307,560
   Baker Hughes, Inc.                                                                 33,571        1,481,153
   BJ Services Co.                                                                    29,325        1,429,594
   Burlington Resources, Inc.                                                         29,022        1,410,759
   ChevronTexaco Corp.                                                                24,287        1,262,924
   ConocoPhillips                                                                     13,299        1,394,400
   Devon Energy Corp.                                                                 30,410        1,373,620
   Dynegy, Inc., Class A*                                                            357,668        1,198,188
   El Paso Corp.                                                                     131,403        1,312,716
   Engelhard Corp.                                                                    48,477        1,484,851
   EOG Resources, Inc.                                                                30,417        1,446,328
   Exxon Mobil Corp.                                                                  23,405        1,334,787
   Halliburton Co.                                                                    33,387        1,388,565
   Kerr-McGee Corp.                                                                   17,816        1,382,522
   Marathon Oil Corp.                                                                 31,243        1,454,987
   Nabors Industries, Ltd.*                                                           25,326        1,364,312
   National-Oilwell Varco, Inc.*                                                      29,732        1,181,550
   NICOR, Inc.                                                                        39,211        1,449,631
   Noble Corp.                                                                        25,951        1,320,906
   Occidental Petroleum Corp.                                                         19,813   $    1,367,097
   Peoples Energy Corp.                                                               33,882        1,341,727
   Rowan Cos., Inc.*                                                                  49,096        1,302,517
   Schlumberger Ltd.                                                                  20,425        1,397,274
   Sempra Energy                                                                      36,153        1,459,858
   Sunoco, Inc.                                                                       14,282        1,417,631
   The Williams Cos., Inc.                                                            77,671        1,321,960
   Transocean, Inc.*                                                                  29,680        1,376,262
   Unocal Corp.                                                                       23,317        1,271,942
   Valero Energy Corp.                                                                21,099        1,445,914
   XTO Energy, Inc.                                                                   43,255        1,305,003
                                                                                               --------------
TOTAL OIL AND GAS                                                                                  43,809,998
                                                                                               --------------
   PHARMACEUTICALS 3.2%
   AmerisourceBergen Corp.                                                            24,095        1,476,542
   Bristol-Myers Squibb Co.                                                           60,027        1,560,702
   Caremark Rx, Inc.*                                                                 38,266        1,532,553
   Eli Lilly & Co.                                                                    27,921        1,632,541
   Express Scripts, Inc., Class A*                                                    17,764        1,592,365
   Forest Laboratories, Inc.*                                                         39,474        1,408,432
   Hospira, Inc.*                                                                     47,212        1,583,963
   King Pharmaceuticals, Inc.*                                                       163,299        1,306,392
   Medco Health Solutions, Inc,*                                                      31,387        1,599,795
   MedImmune, Inc.*                                                                   61,927        1,571,088
   Merck & Co., Inc.                                                                  45,767        1,551,501
   Mylan Laboratories, Inc.                                                           82,017        1,353,281
   Pfizer, Inc.                                                                       56,774        1,542,550
   Schering-Plough Corp.                                                              82,385        1,719,374
   Watson Pharmaceuticals, Inc.*                                                      46,320        1,389,600
                                                                                               --------------
TOTAL PHARMACEUTICALS                                                                              22,820,679
                                                                                               --------------
   PUBLISHING 1.0%
   Dow Jones & Co., Inc.                                                              39,106        1,307,705
   Knight-Ridder, Inc.                                                                21,783        1,409,360

                       See Notes to Financial Statements.

                                                                                                       MARKET
                                                                                      SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   R. R. Donnelley & Sons Co.                                                         48,460   $    1,594,819
   The New York Times Co., Class A                                                    40,509        1,351,380
   Tribune Co.                                                                        37,227        1,436,962
                                                                                               --------------
TOTAL PUBLISHING                                                                                    7,100,226
                                                                                               --------------
   REAL ESTATE INVESTMENT TRUSTS 1.5%
   Apartment Investment & Management Co., Class A                                     39,485        1,505,168
   Archstone-Smith Trust                                                              43,105        1,550,487
   Equity Office Properties Trust                                                     47,813        1,504,675
   Equity Residential                                                                 45,400        1,559,489
   Plum Creek Timber Co., Inc.                                                        40,420        1,396,107
   ProLogis                                                                           38,350        1,518,277
   Simon Property Group, Inc.                                                         23,594        1,558,856
                                                                                               --------------
TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                10,593,059
                                                                                               --------------
   RESORTS AND ENTERTAINMENT 0.2%
   The Walt Disney Co.                                                                52,204        1,378,186
                                                                                               --------------
TOTAL RESORTS AND ENTERTAINMENT                                                                     1,378,186
                                                                                               --------------
   RETAIL - APPAREL AND SHOES 1.7%
   Coach, Inc.*                                                                       51,793        1,388,052
   Jones Apparel Group, Inc.                                                          45,843        1,395,919
   Limited Brands                                                                     60,199        1,305,716
   Liz Claiborne, Inc.                                                                37,277        1,320,724
   NIKE, Inc., Class B                                                                17,170        1,318,828
   Nordstrom, Inc.                                                                    27,719        1,408,957
   Reebok International Ltd.                                                          32,413        1,316,292
   The GAP, Inc.                                                                      68,237        1,456,860
   V.F. Corp.                                                                         25,006        1,415,090
                                                                                               --------------
TOTAL RETAIL - APPAREL AND SHOES                                                                   12,326,438
                                                                                               --------------
   RETAIL - DEPARTMENT STORES 1.0%
   Dillard's, Inc., Class A                                                           55,931   $    1,301,514
   Federated Department Stores, Inc.                                                  23,267        1,337,853
   J. C. Penney Co., Inc. (Holding Co.)                                               32,090        1,521,386
   Kohl's Corp.*                                                                      28,738        1,367,929
   The May Department Stores Co.                                                      39,632        1,390,291
                                                                                               --------------
TOTAL RETAIL - DEPARTMENT STORES                                                                    6,918,973
                                                                                               --------------
   RETAIL - DISCOUNT STORES 1.5%
   Big Lots, Inc.*                                                                   122,202        1,244,016
   Costco Wholesale Corp.                                                             33,560        1,361,865
   Dollar General Corp.                                                               67,670        1,377,085
   Family Dollar Stores, Inc.                                                         48,801        1,316,651
   Sears Holding Corp.*                                                                9,709        1,313,045
   Target Corp.                                                                       28,889        1,340,450
   The TJX Cos., Inc.                                                                 59,805        1,354,583
   Wal-Mart Stores, Inc.                                                              28,502        1,343,584
                                                                                               --------------
TOTAL RETAIL - DISCOUNT STORES                                                                     10,651,279
                                                                                               --------------
   RETAIL - FOOD STORES 0.7%
   Albertson's, Inc.                                                                  75,514        1,494,422
   Safeway, Inc.*                                                                     80,975        1,723,958
   The Kroger Co.*                                                                    93,881        1,480,503
                                                                                               --------------
TOTAL RETAIL - FOOD STORES                                                                          4,698,883
                                                                                               --------------
   RETAIL - RESTAURANTS 0.8%
   Darden Restaurants, Inc.                                                           54,231        1,626,930
   Starbucks Corp.*                                                                   27,921        1,382,648
   Wendy's International, Inc.                                                        37,362        1,603,951
   Yum! Brands, Inc.                                                                  29,066        1,364,939
                                                                                               --------------
TOTAL RETAIL - RESTAURANTS                                                                          5,978,468
                                                                                               --------------
   RETAIL - SPECIALTY STORES 2.4%
   Bed Bath & Beyond, Inc.*                                                           40,521        1,507,786
   Best Buy Co., Inc.                                                                 28,507        1,435,042

                       See Notes to Financial Statements.

                                                                                                       MARKET
                                                                                      SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   Circuit City Stores-Circuit City Group                                             98,087   $    1,549,776
   CVS Corp.                                                                          27,747        1,431,190
   Lowe's Cos., Inc.                                                                  25,722        1,340,373
   Office Depot, Inc.*                                                                64,178        1,256,605
   OfficeMax, Inc.                                                                    43,132        1,400,927
   RadioShack Corp.                                                                   59,611        1,488,487
   Staples, Inc.                                                                      72,095        1,374,852
   Tiffany & Co.                                                                      44,221        1,333,263
   Toys "R" Us, Inc.*                                                                 56,141        1,423,174
   Walgreen Co.                                                                       32,443        1,396,996
                                                                                               --------------
TOTAL RETAIL - SPECIALTY STORES                                                                    16,938,471
                                                                                               --------------
   RETAIL AND WHOLESALE DISTRIBUTION 0.6%
   Genuine Parts Co.                                                                  34,595        1,484,126
   SYSCO Corp.                                                                        44,749        1,548,315
   W.W. Grainger, Inc.                                                                22,790        1,260,059
                                                                                               --------------
TOTAL RETAIL AND WHOLESALE DISTRIBUTION                                                             4,292,500
                                                                                               --------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
   Freescale Semiconductor, Inc.*                                                     83,224        1,569,605
                                                                                               --------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                      1,569,605
                                                                                               --------------
   TELECOMMUNICATIONS 4.5%
   ADC Telecommunications, Inc.*                                                     698,307        1,585,157
   ALLTEL Corp.                                                                       26,303        1,498,219
   Andrew Corp.*                                                                     119,124        1,461,651
   AT&T Corp.                                                                         77,796        1,488,237
   Avaya, Inc.*                                                                      115,014          998,322
   BellSouth Corp.                                                                    58,009        1,536,658
   Broadcom Corp., Class A*                                                           49,594        1,483,357
   CenturyTel, Inc.                                                                   43,929        1,348,181
   Citizens Communications Co.                                                       116,477        1,485,082
   Comverse Technology, Inc.*                                                         59,468        1,355,276
   Corning, Inc.*                                                                    132,111        1,816,527
   JDS Uniphase Corp.*                                                               837,965   $    1,240,188
   Lucent Technologies, Inc.*                                                        510,956        1,241,623
   Motorola, Inc.                                                                     97,700        1,498,718
   Nextel Communications, Inc.*                                                       51,115        1,430,709
   QUALCOMM, Inc.                                                                     39,970        1,394,553
   Qwest Communications International, Inc.*                                         380,893        1,302,654
   SBC Communications, Inc.                                                           62,803        1,494,711
   Scientific-Atlanta, Inc.                                                           51,893        1,586,888
   Sprint Corp. (FON Group)                                                           64,316        1,431,674
   Tellabs, Inc.*                                                                    201,987        1,567,419
   Verizon Communications, Inc.                                                       41,722        1,493,648
                                                                                               --------------
TOTAL TELECOMMUNICATIONS                                                                           31,739,452
                                                                                               --------------
   TIRE AND RUBBER 0.4%
   Cooper Tire & Rubber Co.                                                           78,629        1,372,076
   The Goodyear Tire & Rubber Co.*                                                   107,431        1,275,206
                                                                                               --------------
TOTAL TIRE AND RUBBER                                                                               2,647,282
                                                                                               --------------
   TOBACCO 0.2%
   Reynolds American, Inc.                                                            18,434        1,437,299
                                                                                               --------------
TOTAL TOBACCO                                                                                       1,437,299
                                                                                               --------------
   TOOLS AND INSTRUMENTS 1.2%
   Millipore Corp.*                                                                   33,427        1,611,849
   PerkinElmer, Inc.                                                                  68,113        1,260,091
   Snap-on, Inc.                                                                      46,218        1,533,051
   The Black & Decker Corp.                                                           18,582        1,554,013
   The Stanley Works                                                                  32,228        1,386,771
   Thermo Electron Corp.*                                                             55,633        1,389,712
                                                                                               --------------
TOTAL TOOLS AND INSTRUMENTS                                                                         8,735,487
                                                                                               --------------
   TRANSPORTATION 1.3%
   Burlington Northern Santa Fe Corp.                                                 26,661        1,286,393
   CSX Corp.                                                                          34,375        1,379,469

                       See Notes to Financial Statements.

                                                                                                       MARKET
                                                                                      SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   FedEx Corp.                                                                        15,254   $    1,295,827
   Norfolk Southern Corp.                                                             38,937        1,222,622
   Ryder System, Inc.                                                                 34,552        1,276,005
   Union Pacific Corp.                                                                22,088        1,412,086
   United Parcel Service, Inc., Class B                                               19,951        1,422,706
                                                                                               --------------
TOTAL TRANSPORTATION                                                                                9,295,108
                                                                                               --------------
   TRAVEL SERVICES 0.4%
   Carnival Corp.                                                                     26,743        1,307,198
   Sabre Holdings Corp.                                                               67,642        1,323,077
                                                                                               --------------
TOTAL TRAVEL SERVICES                                                                               2,630,275
                                                                                               --------------
   UTILITIES - GAS AND ELECTRIC 6.2%
   Allegheny Energy, Inc.*                                                            70,672        1,727,225
   Ameren Corp.                                                                       29,719        1,536,472
   American Electric Power Co., Inc.                                                  43,683        1,538,515
   Calpine Corp.*                                                                    452,603          810,159
   CenterPoint Energy, Inc.                                                          119,513        1,415,034
   Cinergy Corp.                                                                      36,937        1,462,705
   CMS Energy Corp.*                                                                 111,094        1,435,334
   Consolidated Edison, Inc.                                                          35,040        1,516,531
   Constellation Energy Group, Inc.                                                   28,181        1,481,193
   Dominion Resources, Inc.                                                           19,346        1,458,688
   DTE Energy Co.                                                                     32,272        1,482,898
   Duke Energy Corp.                                                                  53,403        1,558,834
   Edison International                                                               42,841        1,555,128
   Entergy Corp.                                                                      20,886        1,530,944
   Exelon Corp.                                                                       32,090        1,588,455
   FirstEnergy Corp.                                                                  35,466        1,543,480
   FPL Group, Inc.                                                                    36,336        1,483,236
   KeySpan Corp.                                                                      37,079        1,406,406
   Kinder Morgan, Inc.                                                                18,982        1,451,364
   NiSource, Inc.                                                                     64,600        1,501,304
   PG&E Corp.                                                                         41,862        1,453,449
   Pinnacle West Capital Corp.                                                        34,659   $    1,452,212
   PPL Corp.                                                                          27,549        1,494,809
   Progress Energy, Inc.                                                              34,740        1,458,733
   Public Service Enterprise Group, Inc.                                              27,013        1,569,455
   TECO Energy, Inc.                                                                  91,998        1,528,087
   The AES Corp.*                                                                     84,328        1,355,994
   The Southern Co.                                                                   45,698        1,505,749
   TXU Corp.                                                                          18,337        1,573,131
   Xcel Energy, Inc.                                                                  85,310        1,465,626
                                                                                               --------------
TOTAL UTILITIES - GAS AND ELECTRIC                                                                 44,341,150
                                                                                               --------------
   WASTE MANAGEMENT 0.4%
   Allied Waste Industries, Inc.*                                                    199,515        1,594,124
   Waste Management, Inc.                                                             50,393        1,435,697
                                                                                               --------------
TOTAL WASTE MANAGEMENT                                                                              3,029,821
                                                                                               --------------
TOTAL INVESTMENTS
   (Cost $711,428,768)--99.8%                                                                     706,475,658
   Other Assets Less Liabilities--0.2%                                                              1,521,474
                                                                                               --------------
NET ASSETS--100.0%                                                                             $  707,997,132
                                                                                               ==============

* Non-Income Producing Security

                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
                                                      April 30, 2005 (Unaudited)

ASSETS
Investments at Market Value, (Cost $711,428,768)                                $   706,475,658
Cash                                                                                  1,095,699
Receivables:
  Investments Sold                                                                   36,380,009
  Dividends                                                                             727,979
                                                                                ---------------
   TOTAL ASSETS                                                                     744,679,345
                                                                                ---------------
LIABILITIES
Payables:
  Capital Stock Repurchased                                                          36,459,019
  Accrued Management Fees                                                               223,194
                                                                                ---------------
   TOTAL LIABILITIES                                                                 36,682,213
                                                                                ---------------
NET ASSETS                                                                      $   707,997,132
                                                                                ===============
NET ASSETS CONSIST OF
Paid-in Capital                                                                 $   676,741,458
Undistributed Net Investment Income                                                     770,534
Accumulated Net Realized Gain on Investments                                         35,438,250
Net Unrealized Depreciation on Investments                                           (4,953,110)
                                                                                ---------------
NET ASSETS                                                                      $   707,997,132
                                                                                ===============
Shares Outstanding (Unlimited Shares Authorized), No Par Value                        4,801,000
                                                                                ===============
Net Asset Value, Offering Price and Repurchase Price Per Share                  $        147.47
                                                                                ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                                                                                     SIX MONTHS
                                                                                          ENDED
                                                                                 APRIL 30, 2005
                                                                                    (UNAUDITED)
                                                                                ---------------
INVESTMENT INCOME
  Dividends                                                                     $     5,738,381
  Interest                                                                                   41
                                                                                ---------------
   Total Income                                                                       5,738,422
                                                                                ---------------

EXPENSES
  Management Fee                                                                      1,436,503
                                                                                ---------------
Net Investment Income                                                                 4,301,919
                                                                                ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments                                                                       (13,844,583)
  In-kind Redemptions                                                                50,008,519
                                                                                ---------------
   Net Realized Gain                                                                 36,163,936
Net Change in Unrealized Appreciation/Depreciation on Investments                   (25,889,642)
                                                                                ---------------
Net Realized and Unrealized Gain on Investments                                      10,274,294
                                                                                ---------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $    14,576,213
                                                                                ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                          ENDED
                                                                                 APRIL 30, 2005           YEAR ENDED
                                                                                    (UNAUDITED)     OCTOBER 31, 2004
                                                                                ---------------     ----------------
OPERATIONS
  Net Investment Income                                                         $     4,301,919     $      3,357,469
  Net Realized Gain                                                                  36,163,936           26,567,768
  Net Change in Unrealized Appreciation/
   Depreciation on Investments                                                      (25,889,642)           2,736,534
                                                                                ---------------     ----------------
  Net Increase in Net Assets Resulting From Operations                               14,576,213           32,661,771
                                                                                ---------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income                                                              (3,845,522)          (3,196,596)
                                                                                ---------------     ----------------

SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold                                                         354,684,526          423,777,066
  Value of Shares Repurchased                                                      (143,054,375)        (144,741,249)
                                                                                ---------------     ----------------
  Net Increase in Net Assets Resulting From
   Share Transactions                                                               211,630,151          279,035,817
                                                                                ---------------     ----------------
   Increase in Net Assets                                                           222,360,842          308,500,992
NET ASSETS--BEGINNING OF PERIOD                                                     485,636,290          177,135,298
                                                                                ---------------     ----------------
NET ASSETS--END OF PERIOD                                                       $   707,997,132     $    485,636,290
                                                                                ===============     ================

CHANGES IN SHARES OUTSTANDING:
  Shares Sold                                                                         2,350,000            3,050,000
  Shares Repurchased                                                                   (950,000)          (1,050,000)
  Shares Outstanding, Beginning of Period                                             3,401,000            1,401,000
                                                                                ---------------     ----------------
  Shares Outstanding, End of Period                                                   4,801,000            3,401,000
                                                                                ===============     ================

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                     SIX MONTHS                                FOR THE PERIOD
                                                                          ENDED                               APRIL 24, 2003*
                                                                 APRIL 30, 2005               YEAR ENDED              THROUGH
                                                                    (UNAUDITED)         OCTOBER 31, 2004     OCTOBER 31, 2003
                                                               ----------------         ----------------     ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD                         $         142.79         $         126.43     $         101.03
                                                               ----------------         ----------------     ----------------
Net Investment Income**                                                    0.93                     1.48                 0.70
Net Realized and Unrealized Gain on Investments                            4.54                    16.30                25.32
                                                               ----------------         ----------------     ----------------
TOTAL FROM INVESTMENT OPERATIONS                                           5.47                    17.78                26.02
                                                               ----------------         ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                                     (0.79)                   (1.42)               (0.62)
                                                               ----------------         ----------------     ----------------
NET ASSET VALUE AT END OF PERIOD                               $         147.47         $         142.79     $         126.43
                                                               ================         ================     ================
TOTAL RETURN***                                                            3.81%                   14.11%               25.77%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's omitted)                    $        707,997         $        485,636     $        177,135

RATIO TO AVERAGE NET ASSETS OF:

Expenses                                                                   0.40%****                0.40%                0.40%****
Net Investment Income                                                      1.19%****                1.09%                1.13%****
Portfolio Turnover Rate+                                                     25%                      55%                  42%

    * COMMENCEMENT OF INVESTMENT OPERATIONS.
   ** BASED ON AVERAGE SHARES OUTSTANDING.
  *** TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE
      AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD. TRANSACTION FEES ARE NOT REFLECTED IN THE CALCULATION OF TOTAL INVESTMENT RETURN. TOTAL INVESTMENT RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.
 **** ANNUALIZED.
    + PORTFOLIO TURNOVER IS NOT ANNUALIZED AND INCLUDES SECURITIES RECEIVED OR
      DELIVERED FROM PROCESSING CREATIONS OR REDEMPTIONS.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS April 30, 2005 (Unaudited)

1.   ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002 and commenced operations on April 24, 2003. The Trust currently consists of one series, Rydex S&P Equal Weight ETF (the "Fund").

The Fund's investment objective is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Equal Weight Index (the "Underlying Index"), an index representing publicly traded equity securities. The Fund seeks to achieve its objective by investing in common stocks that comprise the Underlying Index. The Fund uses a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Fund operates as an index fund and is not actively managed. Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

The Fund issues and redeems shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price.

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

C. FUTURES AND PURCHASED OPTIONS

The Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. The Fund may enter into futures and option contracts for the purpose of either hedging its exposure to the market fluctuations of the portfolio or an individual security position. As of April 30, 2005, the Fund had not entered into any futures or options transactions.

There are several risks in connection with the use of futures contracts. Futures contracts involve, in varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

D. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Global Advisors, which acts as the Fund's investment advisor (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant. For the six months ended April 30, 2005, the Fund had not engaged in repurchase transactions.

E. FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of the taxable income to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from real estate investment trusts, futures and options, losses deferred due to wash sales and excise tax regulations.

For the six months ended April 30, 2005, the Fund realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are not taxable to the Fund, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Fund's tax year. These reclassifications have no effect on net assets or net asset value per share. The in-kind gains for the six months ended April 30, 2005 are disclosed in the Fund's Statement of Operations.

F. DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends from net investment income and distributes from net realized capital gains at least annually.

3.   ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Fund to conform to changes in the composition of the relevant index. For these services, the Advisor receives an advisory fee at the annual rate of 0.40% of the average daily net assets of the Fund.

Under an Administration agreement, The Bank of New York (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Fund. Under a Custodian Agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Fund. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Advisor pays all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services except interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, any future distribution fees or expenses and extraordinary expenses.

The Fund has adopted a Distribution Plan (the "Plan") that allows the Fund to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Fund.

4.   CAPITAL

At April 30, 2005, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee of $2,000 per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date.

5.   INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments, U.S government and government agency obligations) aggregated $383,324,462 and $172,023,485, respectively, for the six months ended April 30, 2005. There were no purchases or sales of U.S. government or government agency obligations for the six months ended April 30, 2005.

At April 30, 2005, gross unrealized appreciation of investments was $40,534,228 and gross unrealized depreciation of investments was $45,487,338, resulting in net unrealized depreciation of $4,953,110 based on cost for U.S. Federal income tax purposes.

SUPPLEMENTAL INFORMATION (Unaudited)

MEMBERS OF THE BOARD. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

TRUSTEES

CARL G. VERBONCOEUR (52)

     Trustee of Rydex Series Funds, 2004 to present; Trustee of Rydex Variable Trust, 2004 to present; Trustee of Rydex Dynamic Funds, 2004 to present; Trustee of Rydex ETF Trust, 2004 to present; President, Chief Executive Officer of Rydex Variable Trust, 2003 to present; President and Chief Executive Officer of Rydex Series Funds, 2003 to present; Treasurer of Rydex Series Funds, 1997 to 2003; Vice President of Rydex Series Funds, 1997 to 2003; President and Chief Executive Officer of Rydex Variable Trust, 2003 to present; Treasurer of Rydex Variable Trust, 1998 to 2003; Vice President Rydex Variable Trust, 1998 to 2003; Treasurer of Rydex Dynamic Funds, 1999 to 2003; Vice President of Rydex Dynamic Funds, 1999 to 2003; President and Chief Executive Officer of Rydex ETF Trust, 2003 to present. Vice President of Rydex ETF Trust, 2002 to 2003. President and Chief Executive Officer of Rydex Fund Services, Inc., 2003 to present; Executive Vice President of Rydex Fund Services, Inc., 2000 to 2003; President and Chief Executive Officer of Rydex Distributors, Inc., 2003 to present; Executive Vice President of Rydex Distributors, Inc., 1997 to 2003; Executive Vice President of Rydex Capital Partners I, LLC., investment advisor, 2003 to present; Executive Vice President of Rydex Capital Partners II, LLC., investment advisor, 2003 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment advisor, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

COREY A. COLEHOUR (59)

     Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment advisor, 1985 to present.

J. KENNETH DALTON (64)

     Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995.

JOHN O. DEMARET (65)

     Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Trustee, Rydex Capital Partners SPhinX Fund, 2003 to present. Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.

PATRICK T. McCARVILLE (62)

     Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.

ROGER SOMERS (60)

     Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; President, Arrow Limousine, 1963 to present.

The Fund's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling (800) 207-3390.

INVESTMENT ADVISOR
Rydex Global Advisors

ADMINISTRATOR
The Bank of New York

CUSTODIAN
The Bank of New York

TRANSFER AGENT
The Bank of New York

DISTRIBUTOR
Rydex Distributors, Inc.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's proxy voting policies and procedures is available, without charge and upon request, by calling (800) 820-0888. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 820-0888; or
(ii) accessing the Fund's Form N-PX on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                       This page intentionally left blank.

[GRAPHIC]

[RYDEX INVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

     9601 Blackwell Road - Suite 500 - Rockville, MD 20850
     www.rydexinvestments.com - 800.820.0888

     ETF-SEMI-ANN 0405

ITEM 2.  CODE OF ETHICS.

Not required for a semi-annual period.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for a semi-annual period.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for a semi-annual period.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for a semi-annual period.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation on June 28, 2005, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex S&P Equal Weight ETF (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or Rydex Global Advisors ("RGA"), the investment adviser, and The Bank of New York ("BNY"), administrator of the Fund, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or RGA, or BNY, on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of RGA, or BNY, or RD, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the RGA's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the RGA's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the RGA during such period.

ITEM 12. EXHIBITS.

(a) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Rydex ETF Trust
            -------------------

By:    /s/ Carl Verboncoeur
   ------------------------

Name:    Carl Verboncoeur

Title:   President

Date:    June 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Carl Verboncoeur
  ------------------------

Name:    Carl Verboncoeur

Title:   President

Date:    June 28, 2005

By:    /s/ Nick Bonos
  -------------------

Name:    Nick Bonos

Title:   Treasurer

Date:    June 28, 200